Income and Expenses (Details 2) - CubeBio Co., Ltd. [Member] - KRW (₩) ₩ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Entity Information [Line Items]
Employee benefits			₩ 2,448,384	₩ 2,339,937
Depreciation	₩ 67,358	₩ 39,475	222,589	335,918
Amortization of intangible assets	256	256	2,303	2,760
R&D expenses	181,078	521,798	595,593	773,354
Professional service fee	1,421,852	552,288	1,239,895	3,704,337
Rent	4,321	91	1,291	763
Supplies	10,664	4,098	6,305	4,624
Water and fuel expenses			86,087	83,126
Transportation	3,218	21,011	148,522	12,251
Building maintenance	27,172	26,896	55,592	54,864
Other expenses		883,141	974,497	137,153
Total	₩ 2,965,749	₩ 3,350,674	₩ 5,781,058	₩ 7,449,087